Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Income Tax Rate

A reconciliation from U.S. statutory rate of 21% to the effective rate is as follows:

	Year Ended December 31,
	2020	2019
	(Restated)
Federal Statutory rate	21.0%	21.0%
State tax expense	0.0%	7.0%
Permanent tax items	(0.2%)	(2.2%)
R&D tax credit	0.2%	4.5%
Other	(0.1%)	0.0%
Change to valuation allowance	(1.1%)	(30.4%)
Change in fair value of assumed common stock warrant liabilities	(7.3%)	0.0%
Change in fair value of Series F tranche liabilities	(12.5%)	0.0%

Effective tax rate	0.0%	0.0%

Components of Net Deferred Tax Assets

Significant components of the Company’s net deferred tax assets as of December 31, 2020 and 2019, are as follows (amounts in thousands):

	Year Ended December 31,
	2020	2019
Deferred tax assets:
Net operating losses	$88,392	$71,374
Tax credits	16,314	10,219
Accruals and stock-based compensation	3,313	4,671
Lease liability	2,621	3,796
Intangibles	1,413	90

Gross deferred tax assets	112,053	90,150
Valuation allowance	(105,781)	(85,677)

Total deferred tax assets	$6,272	$4,473

Deferred tax liabilities:
Right of use assets	$(2,463)	(3,627)
Fixed assets	(3,809)	(846)

Total deferred tax liabilities	(6,272)	(4,473)

Total net deferred tax assets	$—	$—

Reconciliation of Beginning and Ending Balances of Valuation Allowance

A reconciliation of the beginning and ending balances of the valuation allowance is as follows (amounts in thousands):

	Year Ended December 31,
	2020	2019
Beginning of the year	$(85,677)	$(71,340)
Increase	(20,104)	(14,337)

End of the year	$(105,781)	$(85,677)

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows (amounts in thousands):

	Year Ended December 31,
	2020	2019
Beginning of the year	$7,076	$5,372
Increase—current year positions	1,553	1,704
Increase—prior year positions	193	—
Decrease—prior year positions	(2,247)	—

End of the year	$6,575	$7,076